Details to the consolidated statements of cash flows (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of details to the consolidated statements of cash flows [abstract]
Adjustments for non-cash items from continuing operations
(USD millions)	Q2 2026	Q2 2025

Depreciation, amortization and impairments on:
Property, plant and equipment	261	245

Right-of-use assets	78	68

Intangible assets	1 061	943

Financial assets [1]	6	-4

Change in provisions and other non-current liabilities	466	665

Gains on disposal on property, plant and equipment; intangible assets; other non-current assets; and other adjustments on financial assets and other non-current assets, net	-247	-67

Equity-settled compensation plans	267	267

Loss from associated companies	2	3

Income taxes	1 012	507

Net financial expense	479	330

Other	-8	-3

Total	3 377	2 954

[1] Includes fair value changes
(USD millions)	H1 2026	H1 2025

Depreciation, amortization and impairments on:
Property, plant and equipment	559	462

Right-of-use assets	151	133

Intangible assets	1 918	1 815

Financial assets [1]	-14	37

Change in provisions and other non-current liabilities	536	847

Gains on disposal on property, plant and equipment; intangible assets; other non-current assets; and other adjustments on financial assets and other non-current assets, net	-406	-45

Equity-settled compensation plans	570	529

Loss from associated companies	5	6

Income taxes	1 695	1 305

Net financial expense	872	583

Other	-18	-6

Total	5 868	5 666

[1] Includes fair value changes

Cash flows from changes in working capital and other operating items included in operating cash flow from continuing operations
(USD millions)	Q2 2026	Q2 2025	H1 2026	H1 2025

(Increase)/decrease in inventories	30	-44	-65	11

Increase in trade receivables	-256	-167	-760	-1 210

Decrease in trade payables	-184	-143	-237	-315

Change in other current and non-current assets	22	172	368	-252

Change in provisions and other current liabilities	620	624	139	440

Total	232	442	-555	-1 326

Cash flows related to acquisitions of businesses
(USD millions)	Note	Q2 2026	Q2 2025	H1 2026	H1 2025

Total purchase consideration for business combinations	3	0	0	-12 031	0

Acquired cash				371

Contingent consideration payables, net		-23	-127	-44	-127

Acquisitions of businesses		-23	-127	-11 704	-127